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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21232

                      FORTRESS PINNACLE INVESTMENT FUND LLC
               (Exact name of Registrant as specified in charter)

1251 Avenue Of The Americas, 16th Floor, New York, NY                    10020
       (Address of principal executive offices)                       (Zip code)

  Skadden, Arps, Slate, Meagher & Flom LLP, 4 Times Square, New York, NY 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 798-6100

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

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ITEM 1. SCHEDULE OF INVESTMENTS.

The Registrant's Schedule of Investments as of September 30, 2005 is as follows:

                                                       Cost (a)   Fair Value
Investments                Description of Securities    (000s)      (000s)
-----------                -------------------------   --------   ----------
Global Signal Inc. (GSL)    5,137,444 common shares     $8,787     $229,849
                                                        ======     ========

(a) The United States Federal income tax basis of Fortress Pinnacle Investment Fund LLC's investment at the end of the period was approximately zero, and, accordingly, the unrealized appreciation for United States Federal income tax purposes was approximately $229.8 million.

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ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclosure Controls and Procedures - The Registrant's chief executive officer and chief financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) Internal Control Over Financial Reporting - During the fiscal quarter to which this report relates, the Registrant began using a new information technology system in a live environment. As a result of, and in conjunction with, the implementation of the new system the Registrant implemented certain new internal controls and modified others. The nature of these new or modified internal controls did not have a material impact on the Registrant's financial reporting. No other changes in the Registrant's internal control over financial reporting (as such terms is defined in Rule 30a-3(d) under the Investment Company Act of 1940) occurred during the fiscal quarter to which this report relates that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

(A)(1) Certification of Chief Executive Officer.

(A)(2) Certification of Chief Financial Officer.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fortress Pinnacle Investment Fund LLC


By: /s/ Jeffrey Rosenthal
    ---------------------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Wesley R. Edens
    ---------------------------------
Name: Wesley R. Edens
Title: Chief Executive Officer
Date: November 29, 2005

By: /s/ Jeffrey Rosenthal
    ---------------------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: November 29, 2005